SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Parenthetical) (Detail) - $ / shares	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value (USD per share)	$ 1.00		$ 1	$ 1
Common Shares, authorized (shares)	900,000,000.0		900,000,000.0
Common Shares, issued (shares)	797,500,000		797,500,000
Common Shares, treasury shares (shares)	214,300,000		215,800,000
Parent Company
Condensed Financial Statements, Captions [Line Items]
Common Shares, par value (USD per share)	$ 1.00		$ 1.00
Common Shares, authorized (shares)	900,000,000.0		900,000,000.0
Common Shares, issued (shares)	797,500,000		797,500,000
Common Shares, treasury shares (shares)	214,300,000		215,800,000
Series B Preferred Stock
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, Shares Issued		500,000
Preferred Stock, Liquidation Preference Per Share		$ 1,000	$ 0
Serial Preferred Stock
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, Shares Authorized	20,000,000		20,000,000
Serial Preferred Stock | Parent Company
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, Shares Authorized	20,000,000		20,000,000
Serial Preferred Stock | Series B Preferred Stock
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, No Par Value	$ 0		$ 0	$ 0
Preferred Stock, Shares Authorized	500,000.0		0
Preferred Stock, Shares Issued	500,000.0		0
Preferred Stock, Shares Outstanding	500,000.0		0
Preferred Stock, Liquidation Preference Per Share	$ 1,000		$ 0
Serial Preferred Stock | Series B Preferred Stock | Parent Company
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, No Par Value	$ 0		$ 0
Preferred Stock, Shares Authorized	500,000.0		0
Preferred Stock, Shares Issued	500,000.0		0
Preferred Stock, Shares Outstanding	500,000.0		0
Preferred Stock, Liquidation Preference Per Share	$ 1,000		$ 0